Expenses by Nature (Details) - Schedule of Expenses by Nature - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Expenses by Nature [Abstract]
Employee benefit	$ 4,812,094	$ 7,829,288
Outsourcing charges	661,848	845,980
Professional services expenses	2,733,375	3,303,809
Change in inventory of finished goods	86,273	11,781
Expected credit loss	364,640
Insurance expenses	569,087	913,813
Amortization expenses on intangible assets	442,242	406,573
Depreciation expenses on property, plant and equipment	259,809	313,574
Depreciation expenses on right-of-use asset	15,937	8,328
Others	905,508	933,290
Total expenses by nature	$ 11,193,690	$ 14,566,436